Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total	Common shares (no par value) [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other		Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member]		Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member]		Foreign currency translation, net of tax [Member]		Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]	Total shareholders equity [Member]	Additional equity components [Member]		Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2021		€ 68,099	€ 5,291	€ 40,580	€ 12,680	€ (6)	€ (124)		€ (3)		€ (33)		€ 0		€ (282)		€ (6)	€ (449)	€ 58,096	€ 8,305		€ 1,698
Total comprehensive income (loss), net of tax	[1]	4,576	0	0	5,420	0	(1,019)	[2]	65	[2]	(537)	[2]	0	[2]	454	[2]	16	(1,020)	4,399	0	[3]	177
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Common shares cancelled		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Cash dividends paid		(502)	0	0	(406)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(406)	0	[3]	(96)
Coupon on additional equity components		(479)	0	0	(479)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(479)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		561	0	0	553	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	553	0	[3]	8
Net change in share awards in the reporting period		(49)	0	(48)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(48)	0	[3]	(1)
Treasury shares distributed under share-based compensation plans		370	0	0	0	370	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	370	0	[3]	0
Tax benefits related to share-based compensation plans		17	0	17	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	17	0	[3]	0
Option premiums and other effects from options on common shares		(58)	0	(58)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(58)	0	[3]	0
Purchases of treasury shares		(695)	0	0	0	(695)	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(695)	0	[3]	0
Sale of treasury shares		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Other		301	0	22	1	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	24	273	[3],[4]	5
Equity, Balance at Dec. 31, 2022		72,141	5,291	40,513	17,769	(331)	(1,143)	[2]	62	[2]	(570)	[2]	0	[2]	172	[2]	10	(1,470)	61,772	8,578	[3]	1,791
Total comprehensive income (loss), net of tax	[1]	6,104	0	0	6,332	0	264	[2]	(43)	[2]	592	[2]	0	[2]	(1,102)	[2]	(16)	(306)	6,027	0	[3]	78
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Common shares cancelled	[5]	0	(68)	(232)	0	300	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Cash dividends paid		(710)	0	0	(610)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(610)	0	[3]	(100)
Coupon on additional equity components		(498)	0	0	(498)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(498)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(149)	0	0	(148)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(148)	0	[3]	(1)
Net change in share awards in the reporting period		(95)	0	(94)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(94)	0	[3]	(1)
Treasury shares distributed under share-based compensation plans		407	0	0	0	407	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	407	0	[3]	0
Tax benefits related to share-based compensation plans		26	0	27	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	27	0	[3]	(1)
Option premiums and other effects from options on common shares		(65)	0	(65)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(65)	0	[3]	0
Purchases of treasury shares		(857)	0	0	0	(857)	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(857)	0	[3]	0
Sale of treasury shares		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Other		26	0	39	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	39	(9)	[3],[4]	(4)
Equity, Balance at Dec. 31, 2023		76,330	5,223	40,187	22,845	(481)	(879)	[2]	18	[2]	22	[2]	0	[2]	(930)	[2]	(6)	(1,775)	65,999	8,569	[3]	1,763
Total comprehensive income (loss), net of tax	[1]	5,002	0	0	4,342	0	(317)	[2]	(131)	[2]	1	[2]	0	[2]	918	[2]	(1)	469	4,811	0	[3]	191
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	(5)	0	0	[2]	5	[2]	0	[2]	0	[2]	0	[2]	0	5	0	0	[3]	0
Common shares cancelled	[5]	0	(117)	(333)	0	450	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Cash dividends paid		(1,147)	0	0	(883)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(883)	0	[3]	(264)
Coupon on additional equity components		(574)	0	0	(574)	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(574)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		149	0	0	148	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	148	0	[3]	1
Net change in share awards in the reporting period		(23)	0	(23)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(23)	0	[3]	0
Treasury shares distributed under share-based compensation plans		444	0	0	0	444	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	444	0	[3]	0
Tax benefits related to share-based compensation plans		53	0	53	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	53	0	[3]	0
Option premiums and other effects from options on common shares		(41)	0	(41)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(41)	0	[3]	0
Purchases of treasury shares		(1,126)	0	0	0	(1,126)	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(1,126)	0	[3]	0
Sale of treasury shares		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	0	0	[3]	0
Other		2,798	0	(99)	0	0	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	0	(99)	2,981	[3],[4]	(84)
Equity, Balance at Dec. 31, 2024		€ 81,865	€ 5,106	€ 39,744	€ 25,873	€ (713)	€ (1,196)	[2]	€ (108)	[2]	€ 23	[2]	€ 0	[2]	€ (12)	[2]	€ (7)	€ (1,300)	€ 68,709	€ 11,550	[3]	€ 1,606

[1]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax
[2]	Excluding unrealized net gains (losses) from equity method investments
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS
[4]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components
[5]	On March 5, 2024, Deutsche Bank cancelled 45.5 million of its common shares. The cancellation reduced the nominal value of the shares by € 117 million . The cancelled shares had been held in common shares in treasury, at their acquisition cost of € 450 million . The difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 333 million . On February 28, 2023, Deutsche Bank cancelled 26.5 million of its common shares; the cancellation reduced the nominal value of the shares by € 68 million ; the cancelled shares had been held in common shares in treasury, at their acquisition cost of € 300 million ; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 232 million .